Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Cash and cash equivalents and Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ARS ($)
Cash and cash equivalents
Cash		$ 52		$ 56
Banks		1,312		878
Time deposits		105		898
Government bonds at amortized cost				604
Other short-term investments		99		1,509
Lebacs at fair value		1,263
Total cash and cash equivalents	$ 153	2,831	$ 250	3,945
Investments
Total current investments		3,426		1,751
Total non-current investments		2,657		347
Government bonds | Financial assets at fair value accounted through profit or loss
Investments
Total current investments		371		1,456
Government bonds - dollar linked | Financial assets at fair value accounted through profit or loss
Investments
Total current investments		293
Government bonds in foreign currency | Financial assets at amortized cost
Investments
Total current investments		149		3
Total non-current investments		2,228		255
Provincial government and municipal bonds - dollar linked | Financial assets at amortized cost
Investments
Total current investments		30		13
Total non-current investments		42		61
Provincial and municipal government bonds | Financial assets at amortized cost
Investments
Total current investments		8		9
Total non-current investments				8
Provincial And Municipal Government Bonds In Foreign Currency | Financial assets at amortized cost
Investments
Total current investments		33
Total non-current investments		386
Other short-term investments
Investments
Total current investments		2,433		270
Lebacs | Financial assets at fair value accounted through profit or loss
Investments
Total current investments		109
Tuve's Paraguay S.A shares purchase option
Investments
Total non-current investments				22
2003 Telecommunications Fund
Investments
Total non-current investments		$ 1		$ 1